General	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
GENERAL

NOTE 1 – GENERAL

A.	Samsara Luggage, Inc. (the “Company”)

The Company was incorporated on May 7, 2007 under the name, “Darkstar Ventures, Inc.” under the laws of the State of Nevada. The Company is a global smart luggage and smart travel brand. Samsara Luggage unveiled its Next Generation smart carry-on at the 2020 Consumer Electronics Show (CES). The Next Generation is the first to market a Wi-Fi Hotspot technology for travelers to access a secured network globally. Samsara Luggage also launched Essentials by Samsara, a safety kit providing commuters with a new layer of safety with protective items like facemasks, hand sanitizer, disposable gloves and alcohol wipes. These kits are sold individually and gifted to customers with purchase of the Carry-on Aluminum suitcase or Smart Weekender bag. During the last quarter of 2020, Samsara launched Sarah & Sam Fashion and Lifestyle Collection. Sarah& Sam is a part of Samsara Direct business model prompted by the travel limitations due to the coronavirus pandemic, leveraging the company’s established digital assets and manufacturing and fulfillment supply chain capabilities to offer additional consumer products that respond to the changing needs of the market.

B.	Merger Transaction

On November 12, 2019, the Company completed its merger with the Delaware corporation that was previously known as “Samsara Luggage, Inc.” (“Samsara Delaware”) in accordance with the terms of the Merger Agreement and Plan of Merger, dated as of May 10, 2019, (the “Merger Agreement”) by and among the Company, Samsara Delaware, and Avraham Bengio, pursuant to which Samsara Delaware merged with and into the Company, with the Company being the surviving corporation (the “Merger”). Following the completion of the Merger, the business of the Company going forward became the business of Samsara Delaware prior to the Merger, namely, designing, manufacturing, and selling high quality luggage products to meet the evolving needs of frequent travelers and also seeking to present new technologies within the aluminum luggage industry, including an aluminum “smart” suitcase.

The Common Stock listed on the OTC Pink Marketplace, previously trading through the close of business on November 11, 2019 under the ticker symbol “DAVC,” commenced trading on the OTC Pink Marketplace under the ticker symbol “SAML” on November 12, 2019. The Common Stock has a new CUSIP number, 79589J101. On August 24, 2021, the Company’s Common Stock began listing on the OTCQB.

On October 5, 2020 the Board of Directors of the Company has approved, and the holders of a majority of the outstanding shares of our common stock, par value $0.0001 per share (the “Common Stock”), have executed a written consent in lieu of a special meeting approving to amend the Company’s Articles of Incorporation to increase the number of authorized shares of common stock from 5,000,000,000 to 7,500,000,000 (the “Authorized Capital Increase”).

C.	GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of March 31, 2021, the Company had approximately $8 in cash and cash equivalents, approximately $1,084 in deficit of working capital, a stockholders’ deficiency of approximately $1,080 and an accumulated deficit of approximately $7,011. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Company’s ability to continue as a going concern is dependent upon raising capital from financing transactions and revenue from operations. Management anticipates their business will require substantial additional investments that have not yet been secured. Management is continuing in the process of fund raising in the private equity and capital markets as the Company will need to finance future activities. These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.

D.	REVERSE SPLIT

On March 22, 2021, the Company completed a reverse stock split of its common stock. As a result of the reverse stock split, the following changes have occurred (i) every seven thousand shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 7,000-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 7,000 -for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 7,000 -for-1 reverse stock split.

NOTE 1 – GENERAL

A.	SAMSARA LUGGAGE, INC. (THE “COMPANY”)

The Company was incorporated on May 7, 2007 under the name, “Darkstar Ventures, Inc.” under the laws of the State of Nevada. The Company is a global smart luggage and smart travel brand. Samsara Luggage unveiled its Next Generation smart carry-on at the 2020 Consumer Electronics Show (CES). The Next Generation is the first to market a Wi-Fi Hotspot technology for travelers to access a secured network globally. Samsara Luggage also launched Essentials by Samsara, a safety kit providing commuters with a new layer of safety with protective items like facemasks, hand sanitizer, disposable gloves and alcohol wipes. These kits are sold individually and gifted to customers with purchase of the Carry-on Aluminum suitcase or Smart Weekender bag.

During the last quarter of 2020, Samsara launched Sarah & Sam Fashion and Lifestyle Collection. Sarah& Sam is a part of Samsara Direct business model prompted by the travel limitations due to the coronavirus pandemic, leveraging the company’s established digital assets and manufacturing and fulfillment supply chain capabilities to offer additional consumer products that respond to the changing needs of the market.

On November 12, 2019, the Company completed its merger with the Delaware corporation that was previously known as “Samsara Luggage, Inc.” (“Samsara Delaware”) in accordance with the terms of the Merger Agreement and Plan of Merger, dated as of May 10, 2019, (the “Merger Agreement”) by and among the Company, Samsara Delaware, and Avraham Bengio, pursuant to which Samsara Delaware merged with and into the Company, with the Company being the surviving corporation (the “Merger”). Following the completion of the Merger, the business of the Company going forward became the business of Samsara Delaware prior to the Merger, namely, designing, manufacturing, and selling high quality luggage products to meet the evolving needs of frequent travelers and also seeking to present new technologies within the aluminum luggage industry, including an aluminum “smart” suitcase.

The Common Stock listed on the OTC Pink Marketplace, previously trading through the close of business on November 11, 2019 under the ticker symbol “DAVC,” commenced trading on the OTC Pink Marketplace under the ticker symbol “SAML” on November 12, 2019. The Common Stock has a new CUSIP number, 79589J101.

On October 5, 2020 the Board of Directors of the Company has approved, and the holders of a majority of the outstanding shares of our common stock, par value $0.0001 per share (the “Common Stock”), have executed a written consent in lieu of a special meeting approving to amend the Company’s Articles of Incorporation to increase the number of authorized shares of common stock from 5,000,000,000 to 7,500,000,000 (the “Authorized Capital Increase”).

B.	GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of June 30, 2021, the Company had approximately $197 in cash and cash equivalents, approximately $872 in deficit of working capital and an accumulated deficit of approximately $8,853. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Company’s ability to continue as a going concern is dependent upon raising capital from financing transactions and revenue from operations. Management anticipates their business will require substantial additional investments that have not yet been secured. Management is continuing in the process of fund raising in the private equity and capital markets as the Company will need to finance future activities. These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.

C.	REVERSE SPLIT

On March 22, 2021, the Company completed a reverse stock split of its common stock. As a result of the reverse stock split, the following changes have occurred (i) every seven thousand shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 7,000-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 7,000 -for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 7,000 -for-1 reverse stock split.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

A.	Samsara Luggage, Inc. (the “Company”) was incorporated on May 7, 2007 under the name, “Darkstar Ventures, Inc.” under the laws of the State of Nevada. From the date of its formation until May 2011, the Company did not have any business activity except for the development of its website and locating companies through which it could offer products. Once its proprietary website was officially launched in July 2011, the Company engaged in the business of marketing eco-friendly health and wellness products, such as air and water filtration systems, organic baby products, and eco-friendly beds and linens through affiliate marketing arrangements. On May 14, 2015, the founder of the Company, Chizkiyau Lapin, sold all of his shares of common stock of the Company, then constituting 51% of the issued and outstanding shares of common stock of the Company, to Mr. Avraham Bengio. In April 2016, the Company began to focus, through its wholly-owned Israeli subsidiary, Bengio Urban Renewal Ltd. (“Bengio Urban Renewal”), in the area of real estate development, particularly on the urban renewal market in Israel.

B.	Reverse Stock Split

On March 23, 2021, the Company completed a reverse stock split of its outstanding common stock. As a result of the reverse stock split, the following changes have occurred (i) every seven thousand shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 7,000-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 7,000 -for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 7,000 -for-1 reverse stock split.

C.	Merger Transaction

On November 12, 2019, the Company completed its merger with the Delaware corporation that was previously known as “Samsara Luggage, Inc.” (“Samsara Delaware”) in accordance with the terms of the Merger Agreement and Plan of Merger, dated as of May 10, 2019, (the “Merger Agreement”) by and among the Company, Samsara Delaware, and Avraham Bengio, pursuant to which Samsara Delaware merged with and into the Company, with the Company being the surviving corporation (the “Merger”). Following the completion of the Merger, the business of the Company going forward became the business of Samsara Delaware prior to the Merger, namely, designing, manufacturing, and selling high quality luggage products to meet the evolving needs of frequent travelers and also seeking to present new technologies within the aluminum luggage industry, including an aluminum “smart” suitcase.

The Company filed (1) Articles of Merger with the Secretary of State of the State of Nevada in which the Company amended its Articles of Incorporation to change the Company’s name to “Samsara Luggage, Inc.” effective as of November 12, 2019; and (2) a Certificate of Amendment with the Secretary of State of the State of Nevada in which the Company increased the number of authorized shares of common stock of the Company from 2,000,000,000 shares of common stock to 5,000,000,000 shares of common stock effective as of November 12, 2019.

In connection with the Merger, the Company and Avraham Bengio entered into an Assignment and Assumption Agreement pursuant to which the Company sold 100% of the issued and outstanding shares of the Company’s wholly-owned Israeli subsidiary, Bengio Urban Renewal and all of the Company’s interest in Bengio Urban Renewal (including all debts and liabilities owed by the Company to Bengio Urban Renewal and the debts of Bengio Urban Renewal to the Company) to Avraham Bengio, the former CEO and principal shareholder of the Company (prior to the Merger).

At the effective time of the Merger, each share of common stock of Samsara Delaware, $0.0001 par value, was converted into the right to receive 0.065 shares of the Company’s common stock, such that the shareholders of Samsara Delaware were issued new shares of the Company representing approximately 80% of the issued and outstanding shares of the Company’s common stock following the completion of the Merger. The exchange rate was determined through arms’-length negotiations between the Company and Samsara Delaware.

Immediately after the Merger, assuming the issuance of all of the merger consideration, there were approximately 462,407 shares of Common Stock outstanding, of which (i) the former stockholders of Samsara Delaware owned 369,929 shares, representing approximately 80% of the outstanding shares of Common Stock; and (ii) the Company’s stockholders immediately prior to the Merger owned 92,478 shares, representing approximately 20% of the outstanding shares of Common Stock.

The transaction was accounted for as a reverse asset acquisition in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Under this method of accounting, Samsara Delaware was deemed to be the accounting acquirer for financial reporting purposes. This determination was primarily based on the facts that, immediately following the Merger: (i) Samsara Delaware’s stockholders owned a substantial majority of the voting rights in the combined company, (ii) Samsara Delaware designated a majority of the members of the initial board of directors of the combined company, and (iii) Samsara Delaware’s senior management holds all key positions in the senior management of the combined company. As a result of the Recapitalization Transaction, the shareholders of Samsara Delaware received the largest ownership interest in the Company, and Samsara Delaware was determined to be the “accounting acquirer” in the Recapitalization Transaction. As a result, the historical financial statements of the Company were replaced with the historical financial statements of Samsara Delaware. The number of shares prior to the reverse capitalization have been retroactively adjusted based on the equivalent number of shares received by the accounting acquirer in the Recapitalization Transaction.

The Common Stock listed on the OTC Pink Marketplace, previously trading through the close of business on November 11, 2019 under the ticker symbol “DAVC,” commenced trading on the OTC Pink Marketplace under the ticker symbol “SAML” on November 12, 2019. The Common Stock has a new CUSIP number, 79589J101. On August 24, 2021, the Company’s Common Stock began listing on the OTCQB.

On November 13, 2019, the Board of Directors of the Company amended Section 3 of Article VII of the bylaws of the Company to change the fiscal year end-date of the Company from July 31 to December 31.

D.	On October 5, 2020 the Board of Directors of the Company has approved, and the holders of a majority of the outstanding shares of our common stock, par value $0.0001 per share (the “Common Stock”), have executed a written consent in lieu of a special meeting approving to amend the Company’s Articles of Incorporation to increase the number of authorized shares of common stock from 5,000,000,000 to 7,500,000,000 (the “Authorized Capital Increase”).

E.	GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2020, the Company had approximately $54 in cash and cash equivalents, approximately $916 in deficit of working capital, a stockholders’ deficiency of approximately $912 and an accumulated deficit of approximately $6,376. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Company’s ability to continue as a going concern is dependent upon raising capital from financing transactions and revenue from operations. Management anticipates their business will require substantial additional investments that have not yet been secured. Management is continuing in the process of fund raising in the private equity and capital markets as the Company will need to finance future activities. These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.